Note 8 - Goodwill and Intangible Assets - Schedule of Finite-lived Intangible Assets, Future Amortization Expense (Details) € in Thousands	Dec. 31, 2018 EUR (€)
2019	€ 97
2020	89
2021	87
2022	85
2023	83
Total	€ 441